UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:            September 30, 2008
                                                         -----------------------

Check here if Amendment |_|; Amendment Number:  ___________
         This Amendment (Check only one.):        |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:          Ridgeback Capital Investments L.P.
               -----------------------------------------------------------------
Address:       430 Park Avenue, 12th Floor
               -----------------------------------------------------------------
               New York, New York 10022
               -----------------------------------------------------------------

Form 13F File Number:  28-12856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Ridgeback Capital Investments Ltd.,
             as General Partner,
             by Bud Holman
             -------------------------------------------------------------------
Title:       Director
             -------------------------------------------------------------------
Phone:       (212) 808-7729
             -------------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Bud Holman                   New York, New York           October 29, 2008
--------------------------   -----------------------------   -------------------
          [Signature]                 [City, State]                    [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LLC maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LLC. Ridgeback Capital Management LLC, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                              ----------------------

Form 13F Information Table Entry Total:        17
                                              ----------------------

Form 13F Information Table Value Total:        $537,942
                                              ----------------------
                                               thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number          Name

     1          28-   12280                   Ridgeback Capital Management LLC
                      -------------------     ----------------------------------

     2          28-   12277                   Ridgeback Capital Investments Ltd.
                      -------------------     ----------------------------------

                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1          COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7               COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
NAME OF ISSUER    TITLE OF        CUSIP        VALUE     SHRS OR     SH/  PUT/   INVESTMENT    OTHER       -------------------------
                   CLASS                      (x$1000)   PRN AMT     PRN  CALL   DISCRETION   MANAGERS
                                                                                                           SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Acorda
Therapeutics      Common          00484M106   $37,172    1,558,591   SH             Sole         1,2                       1,558,591
Inc.              Stock

------------------------------------------------------------------------------------------------------------------------------------
Alpharma Inc.     Class A
                  Common          020813101   $39,939    1,082,650   SH             Sole         1,2                       1,082,650
                  Stock

------------------------------------------------------------------------------------------------------------------------------------
Altus
Pharmaceuticals   Common          02216N105      $211      192,009   SH             Sole         1,2                         192,009
Inc.              Stock

------------------------------------------------------------------------------------------------------------------------------------
AP Pharma Inc.    Common          00202J203      $207      276,100   SH             Sole         1,2                         276,100
                  Stock

------------------------------------------------------------------------------------------------------------------------------------
Avigen Inc.       Common          053690103    $4,866    1,216,443   SH             Sole         1,2                       1,216,443
                  Stock

------------------------------------------------------------------------------------------------------------------------------------
Biodel Inc.       Common          09064M105    $2,278      680,022   SH             Sole         1,2                         680,022
                  Stock

------------------------------------------------------------------------------------------------------------------------------------
Chelsea
Therapeutics      Common          163428105    $9,635    2,964,735  SH              Sole         1,2                       2,964,735
Int'l, Ltd.       Stock

------------------------------------------------------------------------------------------------------------------------------------
Energy               3.00%
Conversion        Convertible     292659AA7    $4,181    5,000,000  PRN             Sole         1,2                               0
Devices, Inc.     Senior Notes

------------------------------------------------------------------------------------------------------------------------------------
Imclone Systems   Common          45245W109   $56,160      900,000  SH              Sole         1,2                         900,000
Inc.              Stock

------------------------------------------------------------------------------------------------------------------------------------
Incyte Corp.      Common          45337C102   $22,629    2,958,097  SH              Sole         1,2                       2,958,097
                  Stock

------------------------------------------------------------------------------------------------------------------------------------
Isolagen Inc.     Common          46488N103    $1,722    2,296,158  SH              Sole         1,2                       2,296,158
                  Stock

------------------------------------------------------------------------------------------------------------------------------------
Maxygen Inc.      Common          577776107    $4,942    1,168,404  SH              Sole         1,2                       1,168,404
                  Stock
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1         COLUMN 2         COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7               COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
NAME OF ISSUER   TITLE OF         CUSIP        VALUE     SHRS OR     SH/  PUT/   INVESTMENT    OTHER       -------------------------
                  CLASS                       (x$1000)   PRN AMT     PRN  CALL   DISCRETION   MANAGERS
                                                                                                           SOLE    SHARED    NONE

------------------------------------------------------------------------------------------------------------------------------------
Pipex
Pharmaceuticals,  Common          724153200      $352      596,524   SH             Sole         1,2                         596,524
Inc.              Stock

------------------------------------------------------------------------------------------------------------------------------------
Poniard           Common          732449301    $2,302      535,399   SH             Sole         1,2                         535,399
Pharmaceuticals   Stock
Inc.

------------------------------------------------------------------------------------------------------------------------------------
Savient           Common          80517Q100   $21,620    1,450,000   SH             Sole         1,2                       1,450,000
Pharmaceuticals   Stock
Inc.

------------------------------------------------------------------------------------------------------------------------------------
Sequenom, Inc.    Common          817337405  $281,652   10,580,462   SH             Sole         1,2                      10,580,462
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
Watson
Pharmaceuticals   Common          942683103   $48,074    1,686,796   SH             Sole         1,2                       1,686,796
Inc.              Stock
------------------------------------------------------------------------------------------------------------------------------------
